Note 10 - Single Family Residence Acquisitions	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 10 - Single Family Residence Acquisitions

10.   Single Family Residence Acquisitions

As of September 30, 2016, the Company owns 54 residential properties and 1 commercial property. The estimated useful life of the buildings and improvements related to these assets is 27 years. The following table sets forth the metropolitan statistical area, metropolitan division, number of homes, aggregate net investment, and average investment for each home acquired.

MSA / Metro Division	Number of Homes	Aggregate Investment	Average Investment per Home
Arizona	42	$ 8,665,880	$ 206,330
California	3	1,650,000	550,000
New Mexico	7	1,333,000	190,429
Texas	3	365,686	121,895

Total and Weighted Average	55	$ 12,014,566	$ 218,447

The Company computes depreciation using the straight-line method over the estimated useful lives of 27 years for building cost. The Company makes this determination based on subjective assessments as to the useful lives of the Company’s properties for purposes of determining the amount of depreciation to record on an annual basis with respect to our investments in single family real estate.